Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Loss for the year		$ (19,263)	[1],[2]	$ (18,057)	[3],[4]	$ (18,347)	[5],[6]
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation		862		1,027		786
Share based compensation		1,913		5,324		4,868
Share based compensation to service providers		1,286
Loss on impairment		1,727		1,027	[7]
Loss (gain) on revaluation of warrant liability		4,389		(1,255)		254
Gain from revaluation of investment in associate		(123)
Changes in employee benefits		26		88		(154)
Changes in inventory		(546)		125		690
Changes in trade receivables		(547)		(104)		990
Changes in other account receivables		79		1,910		(2,383)
Accrued interest on loans and leases		149		9		13
Changes in provision		(169)		(85)		1,190
Changes in accounts payable		92		(482)		860
Changes in bank overdraft		30
Changes in deferred revenues				(1,373)		1,439
Changes in other accounts payable		(1,616)		459		363
Cash flow used in operating activities		(11,711)		(11,387)		(9,431)
Cash flows from investing activities
Change in deposits		(129)		(69)		48
Investment in a subsidiary						(879)
Investment in long term financial asset at fair value				(77)
Purchase of property and equipment		(140)		(174)		(727)
Cash flow used in investing activities		(269)		(320)		(1,559)
Cash flows from financing activities
Issuance of shares and warrants, net		24,435		10,317		3,894
Change in other accounts payables				1,119
Exercise of options						208
Exercise of warrants		576		102		1,379
Repayment of contingent liability		(1,136)
Lease payments		(583)		(336)		(337)
Repayment of loans		(579)		(476)		(342)
Proceeds from receipt of loans		95		167		1,294
Cash flows from financing activities		22,808		10,893		6,096
Increase (decrease) in cash and cash equivalents		10,828		(814)		(4,894)
Effect of changes in foreign exchange rates		308		465		(960)
Cash at beginning of year		2,267		2,616		8,470
Cash at the end of the year		13,526		2,267		2,616
Taxes paid during the year						74
Interest paid during the year		64		80		49
Reclassification of warrant liability to warrant reserve						51
Reclassification of other account payables to short term loans						359
Recognition of a lease liability and right-of-use asset		283				947
Sale of fixed asset						188
Issuance of shares in respect of Isramat deal						2,089
Issuance of the Company’s ordinary shares						1,747
Commitment to selling shareholders						342
Working capital other than cash and cash equivalents						(868)
Employee benefits, net						35
Property, plant and equipment						(636)
Benefit shareholder consulting agreement						(27)
Customer relations						(284)
Goodwill						(1,188)
Total cash and cash equivalents paid	[8]					$ (879)

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.
[7]	An adjustment to reflect an immaterial incorrect classification.
[8]	See note 7.